FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Feb. 29, 2016	Feb. 28, 2015
Financial Liabilities
Warrant liability	$ 3	$ 1,239
Fair Value Inputs Total Level 2 And Level 3
Financial Liabilities
Warrant liability		603
Level 3
Financial Liabilities
Warrant liability	$ 3	$ 603